PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 97.5%
Common Stocks 97.5%
Agricultural Products 3.1%
Bunge Ltd.	93,304	$6,105,814
Darling Ingredients, Inc.*	200,086	12,407,333
		18,513,147
Aluminum 1.1%
Constellium SE*	532,858	6,570,139
Commodity Chemicals 0.6%
Dow, Inc.	70,283	3,647,688
Copper 16.4%
ERO Copper Corp. (Canada)*	868,596	12,681,671
First Quantum Minerals Ltd. (Zambia)	1,146,092	19,090,330
Freeport-McMoRan, Inc.*	729,635	19,634,478
Lundin Mining Corp. (Chile)	1,869,472	16,666,261
OZ Minerals Ltd. (Australia)	923,468	13,100,160
Southern Copper Corp. (Peru)	272,390	18,089,420
		99,262,320
Diversified Metals & Mining 7.1%
Anglo American PLC (South Africa)	573,037	18,832,536
BHP Group Ltd. (Australia), ADR(a)	264,869	17,687,952
Rio Tinto PLC (Australia)	82,886	6,316,332
		42,836,820
Electric Utilities 1.0%
Orsted A/S (Denmark), ADR(a)	92,353	5,836,710
Electrical Components & Equipment 2.5%
Shoals Technologies Group, Inc. (Class A Stock)*	101,476	3,443,081
Sunrun, Inc.*	167,331	11,591,018
		15,034,099
Fertilizers & Agricultural Chemicals 2.6%
FMC Corp.	82,890	8,976,158
Nutrien Ltd. (Canada)	139,137	6,841,366
		15,817,524

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Gold 9.8%
Agnico Eagle Mines Ltd. (Canada)	220,278	$15,386,419
Algold Resources Ltd. (Canada)*^	4,379	—
Axmin, Inc. (Canada)*	656,066	32,066
Barrick Gold Corp. (Canada)	409,552	9,161,678
Kinross Gold Corp. (Canada)	1,543,429	10,773,135
Newmont Corp.	278,878	16,621,129
SSR Mining, Inc. (Canada)*	142,827	2,510,851
Wheaton Precious Metals Corp. (Brazil)	115,118	4,727,896
		59,213,174
Heavy Electrical Equipment 3.0%
Alfen Beheer BV (Netherlands), 144A*	36,400	3,572,558
ITM Power PLC (United Kingdom)*	528,556	3,983,652
TPI Composites, Inc.*	172,078	10,309,193
		17,865,403
Industrial Gases 1.0%
Linde PLC (United Kingdom)	25,291	6,206,411
Industrial Machinery 2.4%
Chart Industries, Inc.*	121,570	14,601,773
Integrated Oil & Gas 6.9%
Chevron Corp.	125,709	10,710,407
Petroleo Brasileiro SA (Brazil), ADR	636,231	6,394,121
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	80,058	2,953,340
Suncor Energy, Inc. (Canada)	560,490	9,376,998
TOTAL SE (France), ADR	286,894	12,072,499
		41,507,365
Mortgage REITs 1.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	103,429	6,117,825
Multi-Utilities 1.0%
RWE AG (Germany)	138,466	5,959,176
Oil & Gas Equipment & Services 2.9%
Halliburton Co.	216,278	3,812,981
National Energy Services Reunited Corp.*	796,758	8,589,051
Schlumberger NV	235,977	5,241,049
		17,643,081

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production 19.6%
Cabot Oil & Gas Corp.	288,458	$5,287,435
Cimarex Energy Co.	67,382	2,842,173
ConocoPhillips	571,852	22,891,236
Devon Energy Corp.	720,368	11,857,257
Diamondback Energy, Inc.	254,611	14,433,898
EQT Corp.(a)	259,940	4,239,621
Hess Corp.	259,982	14,033,828
Lundin Energy AB (Sweden)	207,532	5,658,934
PDC Energy, Inc.*	640,178	13,898,264
Pioneer Natural Resources Co.	191,431	23,144,008
Sintana Energy, Inc. (Canada)*	637,992	47,397
Sintana Energy, Inc. (Canada), Reg D (original cost $20,701,233; purchased 6/3/11)*(f)	1,304,999	96,950
		118,431,001
Oil & Gas Refining & Marketing 2.0%
New Fortress Energy, Inc.(a)	72,636	3,245,377
Renewable Energy Group, Inc.*(a)	68,645	6,150,592
Valero Energy Corp.	47,340	2,671,396
		12,067,365
Oil & Gas Storage & Transportation 1.7%
Cheniere Energy, Inc.*	163,276	10,340,269
Precious Metals & Minerals 0.7%
Osisko Mining, Inc. (Canada)*	1,821,975	4,431,157
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	78,840
		4,509,997
Renewable Electricity 5.5%
NextEra Energy Partners LP	176,604	14,393,226
Scatec ASA (Norway), 144A	71,298	2,710,101
Sunnova Energy International, Inc.*	371,252	16,279,400
		33,382,727
Semiconductor Equipment 1.4%
Enphase Energy, Inc.*	47,405	8,644,302
Semiconductors 0.9%
SunPower Corp.*	98,219	5,304,808

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Silver 1.3%
MAG Silver Corp. (Canada)*	412,756	$8,059,838
Steel 2.0%
Steel Dynamics, Inc.	81,804	2,803,423
Vale SA (Brazil), ADR	575,381	9,292,403
		12,095,826

Total Common Stocks (cost $403,423,722)		589,468,788

	Units
Warrants* 0.0%
Precious Metals & Minerals
Osisko Mining, Inc. (Canada), expiring 12/24/21 (cost $0)	7,100	—

Total Long-Term Investments (cost $403,423,722)		589,468,788

	Shares
Short-Term Investments 5.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	15,161,362	15,161,362
PGIM Institutional Money Market Fund (cost $20,481,773; includes $20,474,643 of cash collateral for securities on loan)(b)(wa)	20,536,036	20,527,821

Total Short-Term Investments (cost $35,643,135)		35,689,183

TOTAL INVESTMENTS 103.4% (cost $439,066,857)		625,157,971
Liabilities in excess of other assets (3.4)%		(20,601,935)

Net Assets 100.0%		$604,556,036

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
REITs—Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $78,840 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,533,421; cash collateral of $20,474,643 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,170,376. The aggregate value of $175,790 is 0.0% of net assets.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).